P I C
                              --------------------
                               P R O V I D E N T
                              --------------------
                              I N V E S T M E N T
                              --------------------
                                 C O U N S E L
                              --------------------
                                   Est. 1951







                               SEMI-ANNUAL REPORT
                    FOR THE SIX MONTHS ENDED APRIL 30, 2001

                            SMALL CAP GROWTH FUND I








                          PROVIDENT INVESTMENT COUNSEL
--------------------------------------------------------------------------------
                     Growth Stock Leaders for a Half Century

CONTENTS

                    2       Highlights
                    3       President's Letter
                    4       Equity Market Review
                    5       Fund Review
                    6       Outlook
                    8       Our Equity Investment Philosophy
                    8       Performance Update/Portfolio Review
The Fund            9       Statement of Assets and Liabilities
                    10      Statement of Operations
                    11      Statements of Changes in Net Assets
                    12      Financial Highlights
                    13      Notes to Financial Statements
The Portfolio       16      Statement of Net Assets
                    20      Statement of Operations
                    21      Statements of Changes in Net Assets
                    22      Selected Ratio Data
                    23      Notes to Financial Statements

HIGHLIGHTS
--------------------------------------------------------------------------------

EQUITY MARKETS

-- We are living through perhaps the greatest correction in the history of growth stocks. Although the prior bear markets in the early 1980s and throughout the 1970s were difficult times, few corrections in living memory happened as quickly as this one. To put the year 2000 into perspective, it was the worst year for the S&P 500 since 1977, the worst year for the NASDAQ since 1972, and the worst year for the Dow since 1981. It has been a difficult time for investors and especially so for growth stock investors.

-- With market conditions gradually improving during the latter part of April, we re-deployed the Fund's cash reserves. We still believe the Federal Reserve will continue to be accommodative, and aggressively so if necessary, to prevent a recession.

-- We believe the current divergence between growth stocks and value stocks has created a tremendous buying opportunity for the growth investment style. We firmly believe that growth stocks were oversold during the past 6 months, and are now selling at historically low valuations.

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

May 31, 2001

Dear Fellow Shareholder,

There is no question, the market's turbulence over the last six months has been astonishing. After providing investors with positive performance since 1995, the stock market gave us a wake up call during the year 2000. The recent volatility has reminded us of the importance of maintaining a long-term perspective and having a diversified investment plan.

As we look forward, we believe the Federal Reserve will do whatever is necessary to assure economic growth in the future. With the easing of monetary policy and as more fundamental economic data points are recorded pointing to a better economic environment in the late 2001 and 2002, we expect the market will reward the type of companies that are currently in the Fund.

We thank you for your patience with us during this very difficult period in the capital markets and look forward to better days in the future.

                                                 Cordially,


                                                 /s/ THOMAS M. MITCHELL
                                                 ----------------------
                                                 Thomas M. Mitchell
                                                 President, PIC Investment Trust





P.S. Please visit our web site at www.provnet.com for market updates, new product offerings and portfolio manager commentary.

EQUITY MARKET REVIEW
--------------------------------------------------------------------------------

Starting in mid-October 2000 continuing weak economic statistics and unexpected weaker profits and revenue growth in selected technology companies began to signal a clear economic slowdown. We believe investor sentiment deteriorated significantly in light of an outlook for slower growth in the U.S. economy, an uncertain political environment, and a major reevaluation of price-to-earnings multiples. The significant price declines of most growth stocks were derived from a new consensus that capital expenditures in 2001 and beyond will be significantly affected by the slowing economy. After the steep decline of stock market values in the latter part of 2000, optimism was high as investors looked to the aggressive January 2001 Federal Reserve discount rate cuts as a harbinger of better times to come. However, this optimism faded quickly during February and March 2001 as the continuing onslaught of weaker economic data and company fundamental forecasts for future revenue and earnings growth continued to disappoint investor expectations.

The month of April could have been described as "the month when the current bear market for growth stocks ended." While it is still too early to tell if we have seen the lows in growth equity values, certainly April was a positive month for growth equity stocks. Additionally, news on the economic front was also encouraging. Consumer spending on home sales in March 2001 grew at an incredibly rapid pace. GDP growth for the first quarter was reported at a preliminary 2%, much stronger than anticipated. And while we expect revisions of the preliminary number will most likely be downwardly biased, it still should be stronger than expected. This may be a positive sign that the weakness in technology sectors has not, at least as of yet, severely affected many areas of the broader-based economy. That being said, with recently reported layoffs, particularly in the manufacturing sector, we expect employment data to be weak in the coming months.

We still believe that a severe economic slowdown/recession will be avoided even though many pundits suggest that we already are in recession. However, the economy will continue to worry investors for several months to come. The deep inventory correction in the telecommunication and technology sectors, where the inventory overhang was very large and where demand has slowed significantly due to reduced capital expenditures, is still having an impact on investor psychology. While earnings for many large and small technology companies will only gradually rebound, we feel this is more than reflected in current valuation levels. With market conditions improving during the latter part of April, we re-deployed cash reserves in the Fund. We still believe that the Federal Reserve will continue to be accommodative, and aggressively so if necessary, to prevent a recession. In our view this will provide a positive environment for equities in the coming months.

                          PIC SMALL CAP GROWTH FUND I

FUND REVIEW
--------------------------------------------------------------------------------

-- Given the volatile markets, the Fund posted a negative return for the six-month period. The areas that penalized the Fund's performance were holdings in the Health, Technology and the Electronic Technology sectors.

-- With a few exceptions, we believe the fundamentals of the companies held in these sectors are still very strong and we expect as the market environment improves so will their performance.



WHAT HELPED PERFORMANCE?

Industrial Services
-------------------

-- This sector provided the strongest performance. The Fund gained over 320 basis points of relative performance. National-Oilwell, Marine Drilling, UTI Energy and Precision Drilling were the sector's leaders.

Retail
------

-- Good stock selection in our retail group added 158 basis points of relative performance. Stocks held in the Fund were up 45% vs. the Russell 2000 Growth benchmark, up 14%.

-- 99 Cents Only Stores, Hot Topic, Electronics Boutique and Pacific Sunwear were our strong performing specialty retail stocks.

WHAT HURT PERFORMANCE?

Health Technology
-----------------

-- This was a negative performing sector during the six-month period. Myriad Genetics, Molecular Devices, Novoste, Aurora Biosciences and Digene Corp. detracted from the Fund's performance.

Electronic Technology
---------------------

-- Stock selection in JNI Corp, Plexus Corp, Audiocodes, Oak Technology, Elantec Semiconductor and Orbotech detracted from the Fund's performance.


NOTE: The Fund's holdings may change at any time. References to specific investments are not a recommendation to buy or sell such securities.

OUTLOOK
--------------------------------------------------------------------------------

GROWTH STOCKS HAVE BEEN OVERSOLD

The Crandall, Pierce & Company chart below shows the difference in returns for the growth half of the market versus the value half of the market on a rolling 12-month period. The two halves of the market are usually within 10 percent of each other for any 12-month period. Over long periods of time, the two halves of the market revert to the mean and converge to create the "market return." However, we believe the current divergence in the two halves of the market has created a tremendous buying opportunity for growth stocks. We firmly believe that growth stocks were oversold during the past 6 months, and are now selling at historically low valuations.



                     [VALUE STOCKS VS. GROWTH STOCKS GRAPH]
                          Small Capitalization Stocks




       Shaded area indicates periods where Value Stocks or Growth Stocks have outperformed the benchmark index.

                  Total Return - Last Observations April 2001

                         Source: Frank Russell Company:
     Copyright (c) 2001 Crandall, Pierce & Company -- All rights reserved.
                                                                        270S-LMS


VALUATIONS STILL REMAIN THE KEY

Investor psychology today toward rapidly growing companies with above average price-to-earnings multiples still remains negative, but less so than even a month ago. What seems clear to us is that the environment for growth stocks will be different from the 1998-2000 period. We think the market for growth stocks has turned the corner and we are seeing valuations at levels which make us optimistic that the year will end on a strong note with an outlook for 2002 that looks very positive. Investors' focus will be on companies with solid balance sheets, real earnings, and business models that will weather the ever-changing technological product cycles.

--------------------------------------------------------------------------------

While we will continue to "fine tune" the Fund's structure, we are largely "sticking" with those investments that we believe will re-emerge as leaders in an improving market. Our continuing research focus is to find and own companies that are in a position to provide 3-5 year earnings per share growth rates that will far outstrip the general growth in the economy. We are focused on investing in those companies that we believe can generate positive sales and earnings gains in this market environment.

For the PIC Small Cap Growth Fund, we continue to believe secular opportunities in selected technology and health care companies are important areas of concentration. In addition, we have increased our emphasis in "early cycle" areas such as retail trade and finance. We have also reduced the Fund's exposure in telecommunication equipment companies in favor of telecommunication service providers where we think earnings visibility is much stronger. Further, we are selectively adding energy-related companies whose futures are tied to domestic natural gas and electricity production. The recent shortages of electricity in California and the critical natural gas shortages in the midwest this winter are not short-term problems, nor are they necessarily local in nature, but rather, may be national in scope.

As a final point, we still expect positive GDP growth year-over-year. Coupled with an accommodative Fed, stable inflation, and a positive interest rate environment, we think the end of the bear market in growth stocks is near at hand. While the economic and earnings news will be negative during the coming months, we look forward to a more friendly market, as investors look ahead to an improving environment in the latter part of this year and into 2002. The final catalyst to an improving equity market environment could well be provided by the passage of further tax cuts. While the near-term economic impact will be modest, the impact to investor psychology could be significant.

The absolute decline of asset values since the bear market began in September of 2000 is not insignificant. The disappointment you feel is equally felt by all of us at Provident. However, we are confident that in the months ahead we will see much improved conditions that should very positively impact the Fund's overall returns. As always, we appreciate the opportunity to serve you and welcome any comments you might have.

OUR EQUITY INVESTMENT PHILOSOPHY
--------------------------------------------------------------------------------

--   Focused, fundamental research, properly controlled, adds value.

-- Sustainable revenue and earnings growth is the most important contributor to long-term stock appreciation.

-- Emphasis on strong financial characteristics ensures focus on growth and quality.

-- Investment style consistency is critical to superior long-term investment results.




PERFORMANCE UPDATE/PORTFOLIO REVIEW
SMALL CAP GROWTH FUND I



Equity Sector Allocation                   Average annual total returns for the
                                           period ended 4/30/01*:
[PIE CHART OMITTED]
                                                                         Since
                                                                       Inception
                                       1 Year      3 Year    5 Year     9/30/93
                                       ------      ------    ------    ---------
                                      (25.37%)     10.02%     8.20%      14.48%

Electronic Technology   20.5%                                        % of Net
Health Technology       14.8         Top 10 Equity Holdings:          Assets
Industrial Services     10.9
Technology Services     10.7         ESC Medical Systems Ltd.          2.23%
Health Services          9.7         99 Cents Only Stores, Inc.        2.22%
Finance                  7.9         AmeriCredit Co.                   2.02%
Retail Trade             6.8         Henry Jack & Associates, Inc.     1.70%
Consumer Services        3.9         Catalina Marketing Corp.          1.55%
Transportation           3.4         Skywest, Inc.                     1.49%
Commercial Services      3.0         Ryanair Holdings plc ADR          1.48%
Communications           2.6         Marine Drilling Cos., Inc.        1.46%
Consumer Durables        1.7         Pride International, Inc.         1.38%
Distribution Services    1.4         Rare Hospital International, Inc. 1.37%
Process Industries       1.1
Producer Manufacturing   1.1         * Past performance is not predictive of
Utilities                0.5           future performance.




See accompanying Notes to Financial Statements.



              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS

Investment in Portfolio, at cost .............................    $ 179,589,798
                                                                  -------------

Investment in Portfolio, at value ............................    $ 206,034,148
Receivables:
        Investment in Portfolio sold .........................            1,359
        Fund shares sold .....................................          176,921
        From Provident Investment Counsel, Inc. (Note 3) .....            3,945
Prepaid expenses .............................................            9,695
                                                                  -------------
                Total assets .................................      206,226,068
                                                                  -------------
LIABILITIES

Payables:
        Investments in Portfolio purchased ...................          176,921
        Fund shares redeemed .................................            1,359
Deferred trustees' compensation (Note 3) .....................           20,667
Accrued expenses .............................................           38,850
                                                                  -------------
Total liabilities ............................................          237,797
                                                                  -------------

NET ASSETS

Applicable to shares of beneficial interest outstanding ......    $ 205,988,271
                                                                  =============

Shares of beneficial interest outstanding ....................       12,380,176
                                                                  -------------

Net asset value, offering and redemption price per share .....    $       16.64
                                                                  =============

COMPONENTS OF NET ASSETS

Paid-in capital ..............................................    $ 203,022,302
Accumulated net investment loss ..............................         (561,547)
Accumulated net realized loss on investments .................      (22,916,834)
Net unrealized appreciation on investments ...................       26,444,350
                                                                  -------------
Net assets ...................................................    $ 205,988,271
                                                                  =============

See accompanying Notes to Financial Statements.


              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

STATEMENT OF OPERATIONS For the Six Months Ended April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME

Net investment loss allocated from Portfolio:
        Dividends ..................................................   $     44,344
        Interest ...................................................        478,988
        Income from securities loaned - net ........................            108
        Expenses ...................................................       (989,525)
                                                                       ------------
        Net investment loss from Portfolio .........................       (466,085)
                                                                       ------------

Fund Expenses:
        Administration fees (Note 3) ...............................        201,648
        Transfer agent fees ........................................         15,740
        Registration expense .......................................         14,391
        Legal fees .................................................          7,539
        Audit fees .................................................          6,717
        Reports to shareholders ....................................          6,306
        Custody and accounting services fees .......................          2,973
        Trustee fees (Note 3) ......................................         (5,528)
        Miscellaneous ..............................................          3,126
                                                                       ------------
                Total expenses .....................................        252,912
                Less: fees waived and expenses absorbed (Note 3) ...       (252,912)
                                                                       ------------
                Net expenses .......................................           --
                                                                       ------------
                        Net investment loss ........................       (466,085)
                                                                       ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS ALLOCATED FROM PORTFOLIO

Net realized loss on investments ...................................    (20,117,009)
Net unrealized depreciation on investments .........................    (28,218,179)
                                                                       ------------
        Net realized and unrealized loss on investments ............    (48,335,188)
                                                                       ------------

                Net decrease in net assets resulting from operations   $(48,801,273)
                                                                       ============




See accompanying Notes to Financial Statements.


              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                Six Months Ended    Year Ended
                                                April 30, 2001+ October 31, 2000
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS

Net investment loss ..........................   $    (466,085)   $  (1,820,572)
Net realized gain (loss) on investments ......     (20,117,009)      98,033,118
Net unrealized depreciation on investments ...     (28,218,179)      (2,150,976)
                                                 -------------    -------------
        Net increase (decrease) in net assets
                resulting from operations ....     (48,801,273)      94,061,570
                                                 -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain .......................     (98,870,831)     (12,639,383)
                                                 -------------    -------------
BENEFICIAL INTEREST SHARE TRANSACTIONS
Proceeds from shares sold ....................      34,542,942       72,529,471
Proceeds from reinvestment of distributions ..      97,540,591       12,623,251
Cost of shares redeemed ......................     (17,960,297)    (145,073,021)
                                                 -------------    -------------
Net increase (decrease) in net assets
        resulting from share transactions ....     114,123,236      (59,920,299)
                                                 -------------    -------------
Total increase (decrease) in net assets ......     (33,548,868)      21,501,888
NET ASSETS
Beginning of period ..........................     239,537,139      218,035,251
                                                 -------------    -------------
End of period ................................   $ 205,988,271    $ 239,537,139
                                                 =============    =============
Accumulated net investment loss ..............   $    (561,547)   $     (95,462)
                                                 =============    =============
CHANGE IN SHARES
Shares sold ..................................       2,150,288        1,718,093
Shares issued on reinvestment of distributions       5,180,063          368,132
Shares redeemed ..............................      (1,082,739)      (3,523,626)
                                                 -------------    -------------
Net increase (decrease) ......................       6,247,612       (1,437,401)
                                                 =============    =============

+ Unaudited.


See accompanying Notes to Financial Statements.


              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                              Six Months Ended                           Year Ended October 31,
                                                                   ----------------------------------------------------------
                                               April 30, 2001+          2000        1999        1998       1997        1996
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
of period .....................................   $    39.06       $    28.80  $    18.13  $    24.08  $    23.19  $    18.69
                                                  ----------       ----------  ----------  ----------  ----------  ----------
Income from investment operations:
        Net investment loss ...................        (0.03)           (0.30)      (0.20)      (0.03)      (0.40)      (0.10)
        Net realized and unrealized gain (loss)
                on investments ................        (6.25)           12.24       10.87       (3.99)       1.58        4.60
                                                  ----------       ----------  ----------  ----------  ----------  ----------
Total from investment operations ..............        (6.28)           11.94       10.67       (4.02)       1.18        4.50
                                                  ----------       ----------  ----------  ----------  ----------  ----------
Less distributions:
        From net realized gains ...............       (16.14)           (1.68)       --         (1.93)      (0.29)         --
                                                  ----------       ----------  ----------  ----------  ----------  ----------
Net asset value, end of period ................    $   16.64        $   39.06   $   28.80   $   18.13   $   24.08   $   23.19
                                                  ==========       ==========  ==========  ==========  ==========  ==========
Total return ..................................       (20.89%)^         42.29%      58.85%     (17.85%)      5.15%      24.08%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (millions) ..........    $   206.0        $   239.5   $   218.0   $   141.2   $   105.5   $   196.1

RATIOS TO AVERAGE NET ASSETS:#*
        Expenses ..............................         1.00%t           1.00%       1.00%       1.00%       1.00%       1.00%
        Net investment loss ...................        (0.47%)t         (0.64%)     (0.79%)     (0.67%)     (0.48%)     (0.60%)


+   Unaudited.
t   Annualized.
^   Not annualized.
# Includes the Fund's share of expenses, net of fees waived and expenses absorbed, allocated from the Portfolio.
* Net of fees waived and expenses absorbed of 0.25%, 0.25%, 0.27%, 0.27%, 0.26% and 0.35%, respectively.

See accompanying Notes to Financial Statements.

              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

         Provident Investment Counsel Small Cap Growth Fund I (the "Fund") is one of twelve series of PIC Investment Trust (the "Trust"). The Trust was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund invests substantially all of its assets in the PIC Small Cap Portfolio (the "Portfolio"), a separate registered management investment company having the same investment objective as the Fund. The financial statements, including the portfolio of investments, of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.


         A. Investment Valuation. The Fund reflects its investment in the Portfolio at its proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at Note 2A of the Portfolio's Notes to Financial Statements.

         B. Investment Income and Dividends to Shareholders. The Fund earns income, net of the expenses of the Portfolio, daily on its investment in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro-rata among the Fund and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Fund and recorded on the ex-dividend date.

         C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

         D. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

         E. Reclassification of Capital Accounts. The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies.

              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

--------------------------------------------------------------------------------

NOTE 3 - TRANSACTIONS WITH AFFILIATES

         The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration, L.L.C. ("ICA") pursuant to which certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolio. PIC and ICA also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Fund, at the rate of 0.20% of the average daily net assets of the Fund. ICA receives an annual fee for its services of $10,000.

         Pursuant to a contract with the Fund, PIC has agreed to reimburse the Fund and Portfolio for investment advisory fees and other expenses for ten years ending March 1, 2011, to the extent necessary so that the expenses of the Fund, including those expenses allocated from the Portfolio, do not exceed 1.00% of the Fund's average net assets. PIC reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund and Portfolio if, within three subsequent years, the Fund's or Portfolio's expenses are less than the limit agreed to by PIC. The amount of fees waived and expenses absorbed for the period ended April 30, 2001 were $196,648 and $56,264, respectively.

         At April 30, 2001, the amount available for reimbursement that has been paid and/or waived by the Adviser on behalf of the Fund is $1,854,930. At April 30, 2001, the Adviser may recapture a portion of the above amounts no later then the dates as stated below:

                                              October 31,
                    -----------------------------------------------------------
                       2001            2002            2003           2004
                    ----------      ----------     ------------    ------------

     Small Cap
     Growth Fund I   $354,053        $528,995        $718,970        $252,912

         First Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares. The Distributor is an affiliate of ICA. The Distributor received no commissions from sales or redemptions of Fund shares during the period ended April 30, 2001.

         On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect the value which would have been earned if the account had been invested in designated investments. The Fund recognizes as trustee expense amounts accrued as meetings are held plus the change in the value of the phantom share account determined on a quarterly basis. For the period ended April 30, 2001, the change in the value of the phantom share account included unrealized depreciation of $21,386.

              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

--------------------------------------------------------------------------------

NOTE 4 - INVESTMENT TRANSACTIONS

         For the period ended April 30, 2001, additions and reductions in the investment in the Portfolio aggregated $34,599,108 and $19,376,541, respectively.

         At April 30, 2001, the Fund owned 79.7% of the total net assets of the Portfolio.

NOTE 5 - SPECIAL MEETING OF SHAREHOLDERS

         A special meeting of shareholders of the Fund was held at the offices of Provident Investment Counsel, Inc. on March 20, 2001 to approve a change in a fundamental policy of the PIC Small Cap Portfolio to permit lending of the Portfolio's portfolio securities. 9,795,950 shares voted "For", -0- shares voted "Against" and 59,940 shares "Abstained".



                            PIC SMALL CAP PORTFOLIO

STATEMENT OF NET ASSETS at April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


Shares                                                                Value
--------------------------------------------------------------------------------

EQUITY SECURITIES - 92.3%

AIRLINES - 3.0%
      74,340   Ryanair Holdings plc ADS* ........................   $  3,835,944
     144,900   Skywest, Inc. ....................................      3,839,850
                                                                    ------------
                                                                       7,675,794
                                                                    ------------
APPAREL & SHOES - 1.4%
      46,100   Hot Topic, Inc.* .................................      1,540,662
      78,800   Pacific Sunwear of California, Inc.* .............      2,195,368
                                                                    ------------
                                                                       3,736,030
                                                                    ------------
BANKS - 3.3%
      34,400   City National Corp. ..............................      1,329,560
      45,600   Commerce Bancorp, Inc. ...........................      3,146,400
      23,000   Investors Financial Services Corp. ...............      1,645,420
      82,900   UCBH Holdings, Inc. ..............................      2,289,698
                                                                    ------------
                                                                       8,411,078
                                                                    ------------
BIOTECHNOLOGY - 6.2%
      55,700   Aviron* ..........................................      2,740,997
      49,200   Cell Therapeutics, Inc.* .........................      1,227,540
      51,200   Charles River Laboratories International, Inc.* ..      1,269,760
      77,250   Digene Corp.* ....................................      1,618,387
      64,200   Eden Bioscience Corp.* ...........................        878,898
      39,300   Genencor International, Inc.* ....................        534,480
      39,400   Invitrogen Corp.* ................................      2,778,094
      43,700   Myriad Genetics, Inc.* ...........................      2,314,352
      76,000   Titan Pharmaceuticals, Inc.* .....................      2,679,000
                                                                    ------------
                                                                      16,041,508
                                                                    ------------
BUSINESS SERVICES - 0.8%
      34,500   Corporate Executive Board Co.* ...................      1,146,780
      39,300   CoStar Group, Inc.* ..............................        913,725
                                                                    ------------
                                                                       2,060,505
                                                                    ------------
COMMERCIAL SERVICES - 1.9%
      62,450   First Health Group Corp.* ........................      3,231,787
      48,800   Rent-A-Center, Inc.* .............................      1,766,560
                                                                    ------------
                                                                       4,998,347
                                                                    ------------
COMMUNICATIONS TECHNOLOGY - 0.5%
      80,900   Finisar Corp.* ...................................      1,209,455
                                                                    ------------


   Shares                                                              Value
--------------------------------------------------------------------------------

COMPUTER HARDWARE - 0.4%
      59,100   Integrated Circuit Systems, Inc.* ................   $    991,107
                                                                    ------------
COMPUTER NETWORKING - 0.1%
      25,300   Avici Systems, Inc.* .............................        255,530
                                                                    ------------
COMPUTER SEMICONDUCTORS - 0.2%
      37,800   Virata Corp.* ....................................        514,080
                                                                    ------------
COMPUTER SERVICES - 4.6%
      34,800   Bisys Group, Inc.* ...............................      1,677,360
      60,800   Digital Lightwave, Inc.* .........................      2,559,680
     156,200   Henry Jack & Associates, Inc. ....................      4,403,278
      53,600   Manhattan Associates, Inc.* ......................      1,782,200
      44,200   Optimal Robotics Corp.* ..........................      1,447,550
                                                                    ------------
                                                                      11,870,068
                                                                    ------------
COMPUTER SOFTWARE - 7.3%
     102,800   Actuate Corp.* ...................................      1,286,028
      70,100   Activision, Inc.* ................................      1,910,926
      87,250   Aspen Technology, Inc.* ..........................      1,837,485
      30,250   Business Objects S.A. ADS* .......................      1,095,050
      26,800   Centillium Communications, Inc.* .................        745,040
      65,300   Globespan, Inc.* .................................      1,436,600
      72,200   Informatica Corp.* ...............................      1,823,050
      53,100   Legato Systems, Inc.* ............................        702,513
      57,700   Manugistics Group, Inc.* .........................      1,957,184
      36,000   National Instruments Corp.* ......................      1,260,000
      24,100   Netegrity, Inc.* .................................        963,759
     121,300   Peregrine Systems, Inc.* .........................      3,127,114
      15,400   Verity, Inc.* ....................................        346,808
      16,991   WebMethods, Inc.* ................................        396,740
                                                                    ------------
                                                                      18,888,297
                                                                    ------------
CREDIT & FINANCE - 2.0%
     112,400   AmeriCredit Corp.* ...............................      5,210,864
                                                                    ------------
DISCOUNT STORES - 2.2%
     198,050   99 Cents Only Stores, Inc.* ......................      5,739,475
                                                                    ------------
DRUGS & PHARMACEUTICALS - 5.4%
      45,400   Advance PCS* .....................................      2,615,040
      40,700   Cephalon, Inc.* ..................................      2,592,590
      11,700   Durect Corp.* ....................................         90,090
     105,200   K-V Pharmaceutical Co.-Class A* ..................      2,287,048


See accompanying Notes to Financial Statements.

                                      -16-

                            PIC SMALL CAP PORTFOLIO

STATEMENT OF NET ASSETS at April 30, 2001 (Unaudited)-(Continued)
--------------------------------------------------------------------------------


Shares                                                                Value
--------------------------------------------------------------------------------


DRUGS & PHARMACEUTICALS - 5.4% (continued)
       6,150   K-V Pharmaceutical Co.- Class B* .................   $    134,377
      23,900   Medicis Pharmaceutical Corp.-Class A* ............      1,187,830
      89,200   Omnicare, Inc. ...................................      1,980,240
      72,500   Praecis Pharmaceuticals, Inc.* ...................      1,590,650
      48,600   Scios, Inc.* .....................................      1,322,503
                                                                    ------------
                                                                      13,800,368
                                                                    ------------
EDUCATIONAL PROGRAMS - 1.1%
      96,650   University of Phoenix Online* ....................      2,938,160
                                                                    ------------
ELECTRIC COMPONENTS/SEMICONDUCTOR - 11.6%
      69,230   Alpha Industries, Inc.* ..........................      1,700,981
      89,600   ASM International, N.V.* .........................      2,248,960
      32,600   Brooks Automation, Inc.* .........................      2,041,086
      65,900   Elantec Semiconductor, Inc.* .....................      2,189,198
      52,800   EMCORE Corp.* ....................................      2,191,200
      42,000   Exar Corp.* ......................................      1,222,200
     113,900   Lattice Semiconductor Corp.* .....................      2,805,357
      55,700   Mervell Technology Group Ltd.* ...................      1,403,640
      24,300   MIPS Technologies, Inc.* .........................        472,635
      58,900   Nanometrics, Inc.* ...............................      1,722,825
     102,800   Oak Technology, Inc.* ............................      1,145,192
      48,100   Orbotech, Ltd.* ..................................      1,656,564
     107,400   Plexus Corp.* ....................................      3,299,328
      63,500   Semtech Corp.* ...................................      1,826,895
      65,700   Symyx Technologies, Inc.* ........................      1,833,030
      54,900   Triquint Semiconductor, Inc.* ....................      1,593,747
      13,600   Veeco Instruments, Inc.* .........................        682,856
                                                                    ------------
                                                                      30,035,694
                                                                    ------------
ELECTRICAL EQUIPMENT/PERIPHERALS - 1.3%
      32,800   FEI Co.* .........................................        859,688
      45,500   Shaw Group, Inc. * ...............................      2,593,500
                                                                    ------------
                                                                       3,453,188
                                                                    ------------
ELECTRONICS - 0.9%
      33,000   Cymer, Inc.* .....................................      1,084,050
      35,500   Zygo Corp.* ......................................      1,302,850
                                                                    ------------
                                                                       2,386,900
                                                                    ------------


     Shares                                                             Value
--------------------------------------------------------------------------------

ENERGY SERVICES - 0.5%
      40,800   Rowan Companies, Inc. ............................   $  1,354,152
                                                                    ------------
ENTERTAINMENT & LEISURE - 0.3%
      14,200   Macrovision Corp.* ...............................        811,956
                                                                    ------------

FINANCIAL SERVICES - 1.4%
      34,500   Metris Companies, Inc. ...........................      1,035,000
      38,900   PMI Group, Inc. ..................................      2,501,270
                                                                    ------------
                                                                       3,536,270
                                                                    ------------

FOOD & RESTAURANTS - 3.1%
      54,450   California Pizza Kitchen, Inc.* ..................      1,170,675
      59,850   Performance Food Group, Co.* .....................      3,230,105
     126,525   Rare Hospital International, Inc.* ...............      3,536,374
                                                                    ------------
                                                                       7,937,154
                                                                    ------------
HEALTH CARE PRODUCTS - 0.8%
      13,000   Enzon, Inc.* .....................................        775,060
      18,900   Varian Medical Systems, Inc. .....................      1,302,210
                                                                    ------------
                                                                       2,077,270
                                                                    ------------
HEALTH CARE SERVICES - 2.8%
      34,200   Apria Healthcare Group, Inc.* ....................        888,174
      27,250   Impath, Inc.* ....................................        852,380
      14,800   Lincare Holdings, Inc.* ..........................        738,076
      52,700   Pharmaceutical Product Development, Inc.* ........      3,138,285
      44,200   RehabCare Group, Inc.* ...........................      1,659,710
                                                                    ------------
                                                                       7,276,625
                                                                    ------------
HOME FURNISHINGS - 0.4%
      33,500   Linens 'n Things, Inc.* ..........................        904,835
                                                                    ------------
HOSPITALS - 1.4%
      87,100   Community Health Systems* ........................      2,485,834
      31,600   LifePoint Hospitals, Inc.* .......................      1,097,152
                                                                    ------------
                                                                       3,582,986
                                                                    ------------
INSURANCE - 0.7%
      62,900   HCC Insurance Holdings, Inc. .....................      1,773,780
                                                                    ------------


See accompanying Notes to Financial Statements.


                                      -17-


                            PIC SMALL CAP PORTFOLIO

STATEMENT OF NET ASSETS at April 30, 2001 (Unaudited)-(Continued)
--------------------------------------------------------------------------------


Shares                                                                Value
--------------------------------------------------------------------------------


INTERNET - 0.1%
      47,500   1-800-FLOWERS.COM, Inc.* .........................   $    381,900
                                                                    ------------
INTERNET SERVICES - 0.7%
     104,200   Radware, Ltd.* ...................................      1,888,104
                                                                    ------------
MEDIA AND BROADCASTING - 0.7%
      40,500   Entercom Communications Corp.-Class A* ...........      1,847,610
                                                                    ------------
MEDICAL INSTRUMENTS - 3.2%
     211,550   ESC Medical Systems, Ltd.* .......................      5,764,738
      27,900   Molecular Devices Corp.* .........................        537,075
      96,500   Novoste Corp.* ...................................      1,961,845
                                                                    ------------
                                                                       8,263,658
                                                                    ------------
MEDICAL & DENTAL PRODUCTS - 0.4%
      36,850   Zoll Medical Corp.* ..............................        903,562
                                                                    ------------
MEDICAL/DENTAL SERVICES - 1.7%
      70,025   Accredo Health, Inc.* ............................      2,385,052
     111,800   Amsurg Corp.-Class A* ............................      2,107,430
                                                                    ------------
                                                                       4,492,482
                                                                    ------------
NETWORKING - 0.8%
      93,000   McData Corp.* ....................................      2,123,190
                                                                    ------------
OIL & GAS PRODUCTION - 2.1%
      77,000   National-Oilwell, Inc.* ..........................      3,045,350
      70,600   UTI Energy Corp.* ................................      2,428,640
                                                                    ------------
                                                                       5,473,990
                                                                    ------------
OFFSHORE DRILLING - 2.0%
      48,800   Dril-Quip, Inc.* .................................      1,590,880
     134,100   Pride International, Inc.* .......................      3,571,083
                                                                    ------------
                                                                       5,161,963
                                                                    ------------
OIL FIELD SERVICES/EQUIPMENT - 4.6%
      70,800   Core Laboratories N.V.* ..........................      1,690,704
      87,200   Hanover Compressor Co.* ..........................      3,174,080
     126,100   Marine Drilling Companies, Inc.* .................      3,779,217
      94,200   Patterson Energy, Inc.* ..........................      3,247,074
                                                                    ------------
                                                                      11,891,075
                                                                    ------------
POLLUTION CONTROL - 0.9%
      78,925   Waste Connections, Inc.* .........................      2,245,416
                                                                    ------------


Shares                                                                 Value
--------------------------------------------------------------------------------

PUBLISHING/ADVERTISING - 2.0%
     114,400   Catalina Marketing Corp.* ........................   $  3,999,424
      49,300   Getty Images, Inc.* ..............................      1,241,374
                                                                    ------------
                                                                       5,240,798
                                                                    ------------
SPECIALTY RETAIL - 1.5%
     101,100   Electronics Boutique Holdings Corp.* .............      2,515,368
      41,800   Williams-Sonoma, Inc.* ...........................      1,256,926
                                                                    ------------
                                                                       3,772,294
                                                                    ------------
TECHNOLOGY - 0.8%
      54,300   THQ, Inc.* .......................................      2,068,287
                                                                    ------------
TELECOMMUNICATIONS - 4.4%
      39,500   AirGate Pcs, Inc.* ...............................      1,564,200
      39,500   Emulex Corp.* ....................................      1,418,445
     127,600   Floware Wireless Systems Ltd.* ...................        583,132
      86,000   SBA Communications, Corp.* .......................      2,931,740
      92,400   Tekelec* .........................................      2,882,880
      43,900   Triton PCS Holdings, Inc.* .......................      1,712,100
       3,900   Utstarcom, Inc.* .................................         97,344
                                                                    ------------
                                                                      11,189,841
                                                                    ------------
TRANSPORTATION - 0.2%
      33,500   UTI Worldwide, Inc.* .............................        555,765
                                                                    ------------
TRUCKING - 0.1%
       3,500   Forward Air Corp.* ...............................        121,450
                                                                    ------------
UTILITIES - 0.5%
      43,600   Aquila, Inc.* ....................................      1,321,516
                                                                    ------------
TOTAL EQUITY SECURITIES
               (cost $205,587,333) ..............................    238,414,377
                                                                    ------------

Principal
Amount                                                                  Value
--------------------------------------------------------------------------------

MONEY MARKET INVESTMENTS - 8.9%
 $11,557,419     Temporary Investment Fund Inc. - Temp Cash .....     11,557,419
  11,557,419     Temporary Investment Fund Inc. - Temp Fund .....     11,557,419
                                                                    ------------
TOTAL MONEY MARKET INVESTMENTS
                 (cost $23,114,838) .............................     23,114,838
                                                                    ------------
See accompanying Notes to Financial Statements.


                                      -18-


                            PIC SMALL CAP PORTFOLIO

STATEMENT OF NET ASSETS at April 30, 2001 (Unaudited)-(Continued)
--------------------------------------------------------------------------------

Principal
Amount                                                                Value
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
                 (cost $228,702,171) - 101.2% ...................   $261,529,215
OTHER ASSETS - 7.2%
Collateral for securities loaned, at fair value (Note 2) ........     16,748,400
Receivables:
        Securities sold .........................................      1,238,381
        Dividends and interest ..................................         90,604
        Shares of beneficial interests sold .....................        528,203
Prepaid insurance ...............................................          4,842
Other assets ....................................................         16,332
                                                                    ------------
                 Total Other Assets .............................     18,626,762
                                                                    ------------
TOTAL ASSETS ....................................................    280,155,977
                                                                    ------------
LIABILITIES - (8.4%)
Payables:
        Securities loaned (Note 2) ..............................     16,748,400
        Securities purchased ....................................      4,674,403
        Shares of beneficial interests redeemed .................          3,605
        Due to advisor (Note 3) .................................          7,059
Deferred trustees' compensation (Note 3) ........................         62,362
Accrued expenses ................................................        214,715
                                                                    ------------
                Total Liabilities ...............................     21,710,544
                                                                    ------------

NET ASSETS - 100.0% .............................................   $258,445,433

                                                                    ============
*       Non-income producing security.
        ADR - American Depository Receipt.

See accompanying Notes to Financial Statements.



                            PIC SMALL CAP PORTFOLIO

STATEMENT OF OPERATIONS For the Six Months Ended April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME

Income
        Dividends ..................................................   $     55,215
        Interest ...................................................        599,014
        Income from securities loaned - net ........................            135
                                                                       ------------
                Total Income .......................................        654,364
                                                                       ------------

Expenses
        Investment advisory fees (Note 3) ..........................        990,901
        Administration fees (Note 3) ...............................        123,715
        Accounting services fees ...................................         46,437
        Custodian fees .............................................         37,824
        Audit fees .................................................         10,278
        Legal fees .................................................          9,917
        Insurance expense ..........................................          3,220
        Trustee fees ...............................................          1,868
        Miscellaneous ..............................................          5,928
                                                                       ------------
                Total expenses .....................................      1,230,088
                Add:  expenses recouped (Note 3) ...................          7,059
                                                                       ------------
                Net expenses .......................................      1,237,147
                                                                       ------------
                        Net investment loss ........................       (582,783)
                                                                       ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments ...................................    (28,994,479)
Net unrealized depreciation on investments .........................    (32,120,875)
                                                                       ------------
        Net realized and unrealized loss on investments ............    (61,115,354)
                                                                       ------------
                Net decrease in net assets resulting from operations   $(61,698,137)
                                                                       ============

See accompanying Notes to Financial Statements.


                            PIC SMALL CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 Six Months Ended   Year Ended
                                                  April 30, 2001+ October 31, 2000
----------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss ...........................   $    (582,783)   $  (2,208,291)
Net realized gain (loss) on investments .......     (28,994,479)     112,241,729
Net unrealized depreciation on investments ....     (32,120,875)      (1,397,996)
                                                  -------------    -------------
        Net increase (decrease) in net assets
                resulting from operations .....     (61,698,137)     108,635,442
                                                  -------------    -------------
TRANSACTIONS IN INTERESTS:
Contributions by Holders ......................      45,686,312      157,460,067
Withdrawals by Holders ........................     (26,469,210)    (219,931,942)
                                                  -------------    -------------
Net increase (decrease) in net assets resulting
        from transactions in interests ........      19,217,102      (62,471,875)
                                                  -------------    -------------
Total increase (decrease) in net assets .......     (42,481,035)      46,163,567
NET ASSETS
Beginning of period ...........................     300,926,468      254,762,901
                                                  -------------    -------------
End of period .................................   $ 258,445,433    $ 300,926,468
                                                  =============    =============

+ Unaudited.

See accompanying Notes to Financial Statements.



                            PIC SMALL CAP PORTFOLIO

SELECTED RATIO DATA
--------------------------------------------------------------------------------

                           Six Months Ended                  Year Ended October 31,
                                               --------------------------------------------------
                           April 30, 2001+      2000        1999      1998       1997       1996
-------------------------------------------------------------------------------------------------
Ratios to average net assets:*
        Expenses .............   1.00%t          1.00%      1.00%     1.00%      1.00%     1.00%
        Net investment loss ..   (0.47%)t       (0.64%)    (0.79%)   (0.68%)    (0.49%)   (0.59%)

Portfolio Turnover Rate ......   50.29%^       143.39%    133.24%    81.75%    151.52%    53.11%

+  Unaudited.
t  Annualized.
^  Not Annualized.
*  Net of fees waived of 0.00%, 0.00%, 0.00%, 0.01%, 0.01% and 0.01% of average net assets, respectively.



See accompanying Notes to Financial Statements.

                            PIC SMALL CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

NOTES 1 - ORGANIZATION

         PIC Small Cap Portfolio (the "Portfolio") was organized on March 22, 1993 as a separate trust under the laws of the State of New York. The beneficial interests in the Portfolio are divided into an unlimited number of non-transferable interests, par value $.01 each. The Portfolio is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.

NOTES 2 - SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Portfolio. These policies are in conformity with accounting principles generally accepted in the United States of America.

         A. VALUATION OF SECURITIES. Equity securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

         B. FEDERAL INCOME TAXES. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

         C. SECURITY TRANSACTIONS, Dividend Income and Distributions. Security transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued and dividend income is recorded on the ex-dividend date.

         D. ACCOUNTING ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

         E. SECURITIES LOANS. The Portfolio may temporarily loan securities to brokers, dealers or other financial institutions in exchange for a negotiated lender's fees. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned.

                            PIC SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

NOTES 3 - TRANSACTIONS WITH AFFILIATES

         The Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration, L.L.C. ("ICA") pursuant to which certain employees of these entities serve as officers and/or trustees of the Portfolio. PIC and ICA also provide management services necessary for the operations of the Portfolio and furnish office facilities. ICA receives for its services a fee at the annual rate of 0.10% of average daily net assets of the Portfolio, subject to an annual minimum of $45,000.

         PIC receives an investment advisory fee for its services to the Portfolio at the annual rate of 0.80% of its average daily net assets. PIC has voluntarily agreed to limit the expenses of the Portfolio to 1.00% of its average daily net assets. During the period ended April 30, 2001, PIC recouped $7,059 in expenses.

         At April 30, 2001, the amount available for reimbursement that has been paid and/or waived by the Adviser on behalf of the Portfolio is $13,347. At April 30, 2001, the Adviser may recapture a portion of the above amounts no later then the dates as stated below:

                                                October 31,
                                        --------------------------
                                         2001                2002
                                         ----                ----

          Small Cap Portfolio           $9,469              $3,878

         On December 19, 1995, the Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a Trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect the value, which would have been earned if the account had been invested in designated investments. The Portfolio recognizes as trustee expense amounts accrued as meetings are held plus the change in the value of the phantom share account determined on a quarterly basis. For the period ended April 30, 2001, the change in the value of the phantom share account included unrealized depreciation of $2,700.

NOTES 4 - INVESTMENT TRANSACTIONS

         The Portfolio entered into a Securities Lending Agreement with PFPC Trust Company ("PFPC"). PFPC may invest the cash collateral in commingled funds advised or otherwise serviced by PFPC or its affiliates and repurchase agreements with PFPC or its affiliates involve certain risks in the event a borrower should fail financially, including delays or inability to recover the

                            PIC SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

lent securities or foreclose against the collateral. Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. As of April 30, 2001, the Portfolio loaned equity securities having a fair value of $16,599,640 and received collateral of $16,748,400 for the loan.

         The aggregate cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, for the period ended April 30, 2001 were $129,500,816 and $119,551,576, respectively.

         The cost of securities for federal income tax purposes was $228,702,171. The aggregate gross unrealized appreciation and depreciation of investment securities, based on their cost for federal income tax purposes, were as follows:

     Gross unrealized appreciation .....................    $52,332,764
     Gross unrealized depreciation .....................    (19,505,720)
                                                            -----------
     Net unrealized appreciation .......................    $32,827,044
                                                            ===========

                   PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS-- P I C INVESTMENT TRUST
--------------------------------------------------------------------------------
Thomas F. Condon, Trustee
Jettie M. Edwards, Trustee
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Wayne H. Smith, Trustee
Thomas M. Mitchell, President and Trustee
Aaron W.L. Eubanks, Sr., Vice President and Secretary
William T. Warnick, Vice President and Treasurer

TRUSTEES AND OFFICERS-- P I C PORTFOLIOS
--------------------------------------------------------------------------------
Thomas F. Condon, Trustee
Jettie M. Edwards, Trustee
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Wayne H. Smith, Trustee
Thomas M. Mitchell, President and Trustee
Aaron W.L. Eubanks, Sr., Vice President and Secretary
William T. Warnick, Vice President and Treasurer

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Provident Investment Counsel
300 N. Lake Avenue, PH Suite
Pasadena, CA 91101
(626) 449-8500

DISTRIBUTOR
--------------------------------------------------------------------------------
First Fund Distributors, Inc.
4455 E. Camelback Road, Suite 251-E
Phoenix, AZ 85018

LEGAL COUNSEL
--------------------------------------------------------------------------------
Paul, Hastings, Janofsky & Walker, LLP


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This semi-annual report is intended for shareholders of PIC Mutual Funds. It may not be used as sales literature unless preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the fund. If used as sales literature after June 30, 2001, this semi-annual report must be accompanied by performance updates for the most recent calendar quarter.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

                        Dealer Services: (800) 385-4053
                      Shareholder Services: (800) 618-7643
                            Website: www.provnet.com




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